SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details)	9 Months Ended		12 Months Ended
	Nov. 30, 2014	Nov. 30, 2013	Feb. 28, 2014	Feb. 28, 2013
Antidilutive Securities Excluded From Computation Of Earnings Per Share Amount	10,121,612	5,664,615	7,812,822	4,164,150
Stock Options [Member]
Antidilutive Securities Excluded From Computation Of Earnings Per Share Amount	2,855,000	1,940,000	2,680,000	1,116,500
Warrants [Member]
Antidilutive Securities Excluded From Computation Of Earnings Per Share Amount	6,392,355	2,893,887	3,146,355	2,732,074
Convertible notes [Member]
Antidilutive Securities Excluded From Computation Of Earnings Per Share Amount			1,986,467	315,576